Capital Stock and Long-term Retention Plan	12 Months Ended
Dec. 31, 2017
Capital Stock and Long-term Retention Plan
Capital Stock and Long-term Retention Plan

16.Capital Stock and Long-term Retention Plan

Capital Stock

The Company has four classes of capital stock: Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, with no par value. The Series “A” Shares and Series “B” Shares are common shares. The Series “D” Shares are limited-voting and preferred dividend shares, with a preference upon liquidation. The Series “L” Shares are limited-voting shares.

The Company’s shares are publicly traded in Mexico, primarily in the form of Ordinary Participation Certificates (“CPOs”), each CPO representing 117 shares comprised of 25 Series “A” Shares, 22 Series “B” Shares, 35 Series “D” Shares and 35 Series “L” Shares; and in the United States in the form of Global Depositary Shares (“GDS”), each GDS representing five CPOs. Non-Mexican holders of CPOs do not have voting rights with respect to the Series “A”, Series “B” and Series “D” Shares.

At December 31, 2017, shares of capital stock and CPOs consisted of (in millions):

	Authorized and Issued (1)	Repurchased by the Company (2)	Held by a Company’s Trust (3)	Outstanding
Series “A” Shares	123,273.9	(135.3)	(6,350.9)	116,787.7
Series “B” Shares	58,982.9	(119.1)	(4,928.0)	53,935.8
Series “D” Shares	90,086.5	(189.6)	(4,090.1)	85,806.8
Series “L” Shares	90,086.5	(189.6)	(4,090.1)	85,806.8

Total	362,429.8	(633.6)	(19,459.1)	342,337.1

Shares in the form of CPOs	301,145.5	(633.6)	(13,672.7)	286,839.2
Shares not in the form of CPOs	61,284.3	—	(5,786.4)	55,497.9

Total	362,429.8	(633.6)	(19,459.1)	342,337.1

CPOs	2,573.9	(5.4)	(116.9)	2,451.6

(1)	As of December 31, 2017, the authorized and issued capital stock amounted to Ps.4,978,126 (nominal Ps.2,494,410).

(2)

In 2017, the Company repurchased 633.6 million shares, in the form of 5.4 million CPOs, in the amount of Ps.383,808 in connection with a share repurchased program that was approved by the Company’s stockholders.

(3)	In connection with the Company’s Long-Term Retention Plan described below.

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2017 and 2016, is presented as follows (in millions):

	Series “A” Shares	Series “B” Shares	Series “D” Shares	Series “L” Shares	Shares Outstanding	CPOs Outstanding
As of January 1, 2016	115,409.0	53,340.3	84,859.5	84,859.5	338,468.3	2,424.6
Acquired (1)	(325.9)	(286.8)	(456.2)	(456.2)	(1,525.1)	(13.1)
Released (1)	1,200.2	747.3	1,188.8	1,188.8	4,325.1	34.0

As of December 31, 2016	116,283.3	53,800.8	85,592.1	85,592.1	341,268.3	2,445.5
Acquired (2)	(135.3)	(119.1)	(189.6)	(189.6)	(633.6)	(5.4)
Acquired (1)	(698.1)	(614.4)	(977.4)	(977.4)	(3,267.3)	(27.9)
Released (1)	1,337.8	868.5	1,381.7	1,381.7	4,969.7	39.4

As of December 31, 2017	116,787.7	53,935.8	85,806.8	85,806.8	342,337.1	2,451.6

(1)	By a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

(2)	In connection with a share repurchase program.

Under the Company’s bylaws, the Company’s Board of Directors consists of 20 members, of which the holders of Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, each voting as a class, are entitled to elect eleven members, five members, two members and two members, respectively.

Holders of Series “D” Shares are entitled to receive a preferred dividend equal to 5% of the nominal capital attributable to those Shares (nominal Ps.0.00034412306528 per share) before any dividends are payable in respect of Series “A” Shares, Series “B” Shares or Series “L” Shares. Holders of Series “A” Shares, Series “B” Shares and Series “L” Shares are entitled to receive the same dividends as holders of Series “D” Shares if stockholders declare dividends in addition to the preferred dividend that holders of Series “D” Shares are entitled to. If the Company is liquidated, Series “D” Shares are entitled to a liquidation preference equal to the nominal capital attributable to those Shares nominal Ps.0.00688246130560 per share before any distribution is made in respect of Series “A” Shares, Series “B” Shares and Series “L” Shares.

At December 31, 2017, the restated for inflation tax value of the Company’s common stock was Ps.48,411,273. In the event of any capital reduction in excess of the tax value of the Company’s common stock, such excess will be treated as dividends for income tax purposes (see Note 17).

Long-Term Retention Plan

The Company has adopted a Long-Term Retention Plan for the conditional sale of the Company’s capital stock to key Group officers and employees under a special purpose trust.

At the Company’s annual general ordinary stockholders’ meeting held on April 2, 2013, the Company’s stockholders approved that the number of CPOs that may be granted annually under the Long-Term Retention Plan shall be up to 1.5% of the capital of the Company. As of December 31, 2017, approximately 78.1 million CPOs or CPO equivalents that were transferred to Plan Participants were sold in the open market during 2015, 2016 and 2017. Additional sales will continue to take place during or after 2018.

The special purpose trust created to implement the Long-Term Retention Plan as of December 31, 2017 had approximately 166.3 million CPOs or CPO equivalents. This figure is net of approximately 24.3, 37.0 and 42.5 million CPOs or CPO equivalents vested in 2015, 2016 and 2017, respectively. Of the 166.3 million CPOs or CPO equivalents approximately 70% are in the form of CPOs and the remaining 30% are in the form of Series “A”, Series “B”, Series “D” and Series “L” Shares. As of December 31, 2017, approximately 103.6 million CPOs or CPO equivalents have been reserved and will become vested between 2018 and 2020 at prices ranging from Ps.84.92 to Ps.90.59 per CPO which may be reduced by dividends, a liquidity discount and the growth of the consolidated or relevant segment Operating Income Before Depreciation and Amortization, or OIBDA (including OIBDA affected by acquisitions) between the date of award and the vesting date, among others. In November and December 2017, the Company made cash contributions in the aggregate amount of Ps.2,500,000 to the trust held for the Company’s Long-Term Retention Plan.

As of December 31, 2017, the designated Retention Plan trust owned approximately 2.6 million CPOs or CPOs equivalents, which have been reserved to a group of employees, and may be sold at a price at least of Ps.36.52 per CPO, subject to certain conditions, in vesting periods between 2018 and 2023.

The Group has determined its share-based compensation expense (see Note 2 (x)) by using the BSPM at the date on which the stock was conditionally sold to personnel under the Company’s Long-Term Retention Plan, on the following arrangements and weighted-average assumptions:

	Long-Term Retention Plan
Arrangements:
Year of grant	2013	2014	2015	2016	2017
Number of CPOs or CPOs equivalent granted	39,000	39,000	39,000	39,000	37,000
Contractual life	3 years	3 years	3 years	3 years	3 years

Assumptions:
Dividend yield	0.54%	0.39%	0.33%	0.38%	0.38%
Expected volatility (1)	24%	19.07%	26.92%	27.60%	24.58%
Risk-free interest rate	4.79%	4.68%	4.61%	4.83%	7.04%
Expected average life of awards	3.00 years	3.00 years	3.00 years	3.00 years	2.96 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

A summary of the stock conditionally sold to employees as of December 31, is presented below (in Mexican pesos and thousands of CPOs):

	2017		2016
	CPOs or CPOs Equivalent	Weighted- Average Exercise Price	CPOs or CPOs Equivalent	Weighted- Average Exercise Price

Long-Term Retention Plan:
Outstanding at beginning of year	146,293	75.85	144,250	66.60
Conditionally sold	37,000	85.70	39,000	85.10
Paid by employees	(21,962)	44.89	(32,855)	36.84
Forfeited	(3,416)	86.40	(4,102)	83.16

Outstanding at end of year	157,915	79.75	146,293	75.85

To be paid by employees at end of year	54,274	66.75	33,693	46.28

As of December 31, 2017 and 2016, the weighted-average remaining contractual life of the stock conditionally sold to employees under the Long- Term Retention Plan is 1.28 years.